Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt

Debt

        Long-term debt consisted of the following:

	June 30, 2013	December 31, 2012
	(thousands)
Asset-based revolving credit facility	$—	$25,000
6.375% senior notes	250,000	250,000

Long-term debt	$250,000	$275,000

Asset-Based Revolving Credit Facility

        Boise Cascade and its principal operating subsidiaries, Boise Cascade Wood Products, L.L.C., and Boise Cascade Building Materials Distribution, L.L.C., are borrowers, and Boise Cascade Wood Products Holdings Corp. is guarantor under a $300 million senior secured asset-based revolving credit facility (Revolving Credit Facility). Borrowings under the Revolving Credit Facility are constrained by a borrowing base formula dependent upon levels of eligible receivables and inventory reduced by outstanding borrowings and letters of credit (Availability). On May 15, 2013, we entered into a third amendment to the credit agreement governing the Revolving Credit Facility, which reduced unused commitment fee rates as described below. We entered into a fourth amendment to our Revolving Credit Facility on July 19, 2013 to permit the consummation of the repurchase of $100.0 million of our common stock from BC Holdings (the "Repurchase"), as described in Note 13, Subsequent Events.

        The Revolving Credit Facility has a maturity date of July 13, 2016, and is secured by a first-priority security interest in substantially all of our assets, except for property and equipment. The proceeds of borrowings under the agreement are available for working capital and other general corporate purposes.

        Interest rates under the Revolving Credit Facility are based, at the company's election, on either the London Interbank Offered Rate (LIBOR) or a base rate, as defined in the agreement, plus a spread over the index elected that ranges from 1.75% to 2.25% for loans based on LIBOR and from 0.75% to 1.25% for loans based on the base rate. The spread is determined on the basis of a pricing grid that results in a higher spread as average quarterly Availability declines. Letters of credit are subject to a fronting fee payable to the issuing bank and a fee payable to the lenders equal to the LIBOR margin rate. In addition, effective with the third amendment to the credit agreement, we are required to pay an unused commitment fee at a rate ranging from 0.25% to 0.375% per annum (based on facility utilization) of the average unused portion of the lending commitments.

        The Revolving Credit Facility contains customary nonfinancial covenants, including a negative pledge covenant and restrictions on new indebtedness, investments, distributions to equity holders, asset sales, and affiliate transactions, the scope of which are dependent on the Availability existing from time to time. The Revolving Credit Facility also contains a requirement that we meet a 1:1 fixed-charge coverage ratio (FCCR) if Availability falls below the greater of $31.25 million or 12.5% of the aggregate lending commitments. Availability exceeded the minimum threshold amounts required for testing of the FCCR at all times since entering into the Revolving Credit Facility, and Availability at June 30, 2013, was $290.7 million. At June 30, 2013, our aggregate liquidity from cash and cash equivalents and unused borrowing capacity (net of the Availability threshold amount for testing of the FCCR, as applicable) under the Revolving Credit Facility totaled $523.4 million.

        The Revolving Credit Facility generally permits dividends only if certain conditions are met, including complying with minimum Availability requirements and having a fixed charge coverage ratio of 1:1 on a pro forma basis. Notwithstanding the foregoing, the fourth amendment to the credit agreement permits consummation of the Repurchase in an amount not to exceed $100.0 million.

        At June 30, 2013, and December 31, 2012, we had no borrowings and $25.0 million outstanding, respectively, under the Revolving Credit Facility and $9.3 million and $10.0 million, respectively, of letters of credit outstanding. These letters of credit and borrowings reduced our borrowing capacity under the Revolving Credit Facility by an equivalent amount. The maximum borrowings under the Revolving Credit Facility were $75.0 million during the six months ended June 30, 2013.

Senior Notes

        On October 22, 2012, Boise Cascade and its wholly owned subsidiary, Boise Cascade Finance Corporation (Boise Finance and together with Boise Cascade, the Co-issuers), issued $250 million of 6.375% senior notes due November 1, 2020 (Senior Notes) through a private placement that was exempt from the registration requirements of the Securities Act of 1933, as amended (Securities Act). Interest on our Senior Notes is payable semiannually in arrears on May 1 and November 1, commencing on May 1, 2013. On March 28, 2013, Boise Finance was merged with and into Boise Cascade, with Boise Cascade as the surviving entity and sole issuer of the Senior Notes. The Senior Notes are guaranteed by each of our existing and future direct or indirect domestic subsidiaries that is a guarantor or co-borrower under our Revolving Credit Facility.

        On May 8, 2013, we completed an offer to exchange any and all of our outstanding Senior Notes for a like principal amount of new 6.375% Senior Notes due 2020, which have been registered under the Securities Act of 1933, as amended. $250 million in aggregate principal amount (or 100%) of the outstanding Senior Notes were tendered upon closing of the exchange offer for an equivalent amount of registered Senior Notes.

Cash Paid for Interest

        For the six months ended June 30, 2013 and 2012, cash payments for interest were $9.2 million and $8.4 million, respectively.

Debt

Long-term debt consisted of the following:

	December 31, 2012	December 31, 2011
	(thousands)
Asset-based revolving credit facility	$25,000	$—
6.375% senior notes	250,000	—
7.125% senior subordinated notes	—	219,560
Long-term debt	$275,000	$219,560

Asset-Based Revolving Credit Facility

On July 13, 2011, Boise Cascade and its principal operating subsidiaries, Boise Cascade Wood Products, L.L.C., and Boise Cascade Building Materials Distribution, L.L.C., as borrowers, and Boise Cascade Wood Products Holdings Corp., as guarantor, entered into a $250 million senior secured asset-based revolving credit facility (Revolving Credit Facility) with Wells Fargo Capital Finance, L.L.C., as agent, and the banks named therein as lenders. Borrowings under the Revolving Credit Facility are constrained by a borrowing base formula dependent upon levels of eligible receivables and inventory reduced by outstanding borrowings and letters of credit (Availability). On September 7, 2012, we entered into a First Amendment to Credit Agreement, which increased the aggregate lending commitments under the Revolving Credit Facility to $300 million. Other key terms of the Credit Agreement were unchanged by the Amendment. On December 20, 2012, we entered into a Limited Consent and Amendment to Loan Documents with the lenders under our revolving credit facility. The consent and amendment provided consent to, among other things, the distributions of $225.0 million in aggregate to BC Holdings made in late December 2012 and our conversion to a corporation effected on February 4, 2013.

The Revolving Credit Facility has a maturity date of July 13, 2016, and is secured by a first-priority security interest in substantially all of our assets, except for property and equipment. The proceeds of borrowings under the agreement are available for working capital and other general corporate purposes.

Interest rates under the Revolving Credit Facility are based, at the company's election, on either the London Interbank Offered Rate (LIBOR) or a base rate, as defined in the agreement, plus a spread over the index elected that ranges from 1.75% to 2.25% for loans based on LIBOR and from 0.75% to 1.25% for loans based on the base rate. The spread is determined on the basis of a pricing grid that results in a higher spread as average quarterly Availability declines. Letters of credit are subject to a fronting fee payable to the issuing bank and a fee payable to the lenders equal to the LIBOR margin rate. In addition, we are required to pay an unused commitment fee at a rate ranging from 0.375% to 0.50% per annum (based on facility utilization) of the average unused portion of the lending commitments.

The Revolving Credit Facility contains customary nonfinancial covenants, including a negative pledge covenant and restrictions on new indebtedness, investments, distributions to equityholders, asset sales, and affiliate transactions, the scope of which are dependent on the Availability existing from time to time. The Revolving Credit Facility also contains a requirement that we meet a 1:1 fixed-charge coverage ratio (FCCR) if Availability falls below the greater of $31.25 million or 12.5% of the aggregate lending commitments. Availability exceeded the minimum threshold amounts required for testing of the FCCR at all times since entering into the Revolving Credit Facility, and Availability at December 31, 2012, was $195.6 million.

The Revolving Credit Facility generally permits dividends only if certain conditions are met, including complying with the minimum Availability requirements and having a fixed-charge coverage ratio of 1:1 on a pro forma basis.

At December 31, 2011, we had no borrowings outstanding under the Revolving Credit Facility. On October 12, 2012, we borrowed $50.0 million under the Revolving Credit Facility to partially fund the redemption of $75.0 million of our senior subordinated notes, as discussed further below. On December 20, 2012, we repaid $25.0 million, resulting in $25.0 million outstanding under the Revolving Credit Facility at December 31, 2012. The minimum and maximum borrowings under the Revolving Credit Facility were zero and $50.0 million, respectively, during the year ended December 31, 2012. At December 31, 2012 and 2011, we had approximately $10.0 million and $11.3 million, respectively, of letters of credit outstanding. These letters of credit and borrowings reduced our borrowing capacity under the Revolving Credit Facility by an equivalent amount.

Senior Subordinated Notes

In October 2004, Boise Cascade issued $400 million of 7.125% senior subordinated notes due in 2014. In July 2005, we completed an exchange offer whereby all of our senior subordinated notes were exchanged for registered securities with identical terms (other than terms relating to registration rights) to the notes issued in October 2004. We could redeem all or part of the senior subordinated notes at any time at redemption prices set forth in the indenture governing such notes. Redemption prices reduced to par value in October 2012. Subsequent to the exchange offer, we purchased a portion of the senior subordinated notes, resulting in $219.6 million of notes outstanding at December 31, 2011. On October 15, 2012, we redeemed $75.0 million of the senior subordinated notes at par value with $25.0 million of cash on hand and $50.0 million borrowed under our Revolving Credit Facility. Net proceeds from our senior notes offering (as discussed below in "Debt Refinancing") were used to redeem $144.6 million of the senior subordinated notes, plus $1.0 million of interest through the related redemption date of November 21, 2012.

Debt Refinancing

On October 22, 2012, Boise Cascade, L.L.C. (as the predecessor to Boise Cascade Company) and its wholly owned subsidiary, Boise Cascade Finance Corporation ("Boise Finance" and together with Boise Cascade, L.L.C., the "Co-issuers"), issued $250 million of 6.375% senior notes due November 1, 2020 (Senior Notes) through a private placement that is exempt from the registration requirements of the Securities Act of 1933, as amended (Securities Act). Interest on our Senior Notes is payable semiannually in arrears on May 1 and November 1, commencing on May 1, 2013. As a result of this refinancing, we extended the maturity of our debt and lowered our interest rate. The Senior Notes are guaranteed by each of our existing and future direct or indirect domestic subsidiaries that is a guarantor or co-borrower under our Revolving Credit Facility, other than Boise Finance.

Following the sale of our Senior Notes, as noted above, we used a portion of the net proceeds of the sale to repay the senior subordinated notes at par plus interest through the redemption date. The remaining proceeds are available for general corporate purposes.

In connection with the issuance of the Senior Notes, the Co-issuers entered into a registration rights agreement, dated as of October 22, 2012 (Senior Notes Registration Rights Agreement). The Senior Notes Registration Rights Agreement requires us to register under the Securities Act the Senior Notes having substantially identical terms to those of the Senior Notes (Exchange Notes) and to complete an exchange of the privately placed Senior Notes for the publicly registered Exchange Notes on or prior to October 21, 2013, or in certain circumstances, to file and keep effective a shelf registration statement for resale of the Senior Notes. If we fail to satisfy these obligations, we will pay additional interest up to 0.25% per annum to holders of the Senior Notes for the first 90-day period immediately following such date and an additional 0.25% per annum with respect to each subsequent 90-day period, up to a maximum rate of 1.0% per annum.

The Senior Notes are senior unsecured obligations and rank equally with all of the Co-issuers' and guarantors' existing and future senior indebtedness, senior to all of their existing and future subordinated indebtedness, effectively subordinated to all of their present and future senior secured indebtedness (including all borrowings with respect to our Revolving Credit Facility to the extent of the value of the assets securing such indebtedness), and structurally subordinated to the indebtedness of any subsidiaries that do not guarantee the Senior Notes.

The terms of the indenture governing the Senior Notes, among other things, limit the ability of the Co-issuers and certain Boise Cascade subsidiaries to: incur additional debt; declare or pay dividends; redeem stock or make other distributions to stockholders; make investments; create liens on assets; consolidate, merge, or transfer substantially all of their assets; enter into transactions with affiliates; and sell or transfer certain assets.

The indenture governing the Senior Notes provides for customary events of default, which include (subject in certain cases to customary grace and cure periods and notification requirements), among others: nonpayment of principal or interest; breach of other agreements in the indenture governing the Senior Notes; defaults in failure to pay certain other indebtedness; the rendering of judgments to pay certain amounts of money against the Co-issuers, the guarantors, or certain Boise Cascade subsidiaries; the failure of certain guarantees to be enforceable; and certain events of bankruptcy or insolvency.

Cash Paid for Interest

For the years ended December 31, 2012, 2011, and 2010, cash payments for interest were $18.1 million, $16.7 million, and $18.6 million, respectively.